Submission	Apr. 16, 2026
Submission [Line Items]
Central Index Key	0001798100
Registrant Name	NETSTREIT Corp.
Registration File Number	333-281479
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES